COMMITMENTS AND CONTINGENCIES (Schedule Of Product Warranty Activity) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Oct. 02, 2011	Sep. 30, 2012	Oct. 02, 2011	Dec. 31, 2011	Dec. 31, 2010
Commitments and Contingencies [Abstract]
Balance at beginning of period	$ 116	$ 220	$ 84	$ 217	$ 217	$ 244
Warranty claims paid	9	45	35	56	64	79
Warranty expense (recovery)	22	25	80	39	(69)	52
Balance at end of period	$ 129	$ 200	$ 129	$ 200	$ 84	$ 217